Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Financial assets
Securities	$ 157,478	$ 149,046
Cash collateral on securities borrowed	13,296	8,547
Securities purchased under resale agreements	62,910	65,595
Loans
Residential mortgages	245,045	221,165
Credit card	10,870	11,389
Business and government	144,130	135,546
Derivative instruments	34,360	32,730
Customers' liability under acceptances	10,817	9,606
Deposits
Bank	18,708	17,011
Secured borrowings	40,604	40,151
Derivative instruments	29,291	30,508
Obligations related to securities sold short	21,815	15,963
Obligations related to securities sold under repurchase agreements	64,633	71,653
Subordinated indebtedness	5,653	5,712
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	50,047	61,570
Securities	33,665	31,800
Cash collateral on securities borrowed	13,296	8,547
Securities purchased under resale agreements	55,818	58,090
Loans
Residential mortgages	244,732	220,739
Personal	40,424	41,390
Credit card	10,353	10,722
Business and government	117,510	110,220
Customers' liability under acceptances	10,817	9,606
Other assets	18,617	15,940
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	249	948
Securities	71,992	62,576
Securities purchased under resale agreements	7,092	7,505
Loans
Residential mortgages	14	63
Business and government	24,940	23,291
Derivative instruments	34,360	32,730
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	62	117
Loans
Business and government	377	357
Financial assets at fair value through OCI [member]
Financial assets
Securities	51,759	54,553
Carrying value [member]
Financial assets
Cash and deposits with banks	50,296	62,518
Securities	157,478	149,046
Cash collateral on securities borrowed	13,296	8,547
Securities purchased under resale agreements	62,910	65,595
Loans
Residential mortgages	244,746	220,802
Personal	40,424	41,390
Credit card	10,353	10,722
Business and government	142,827	133,868
Derivative instruments	34,360	32,730
Customers' liability under acceptances	10,817	9,606
Other assets	18,617	15,940
Financial liabilities at amortised cost [member]
Deposits
Personal	202,959	199,593
Business and government	322,773	301,546
Bank	18,708	17,011
Secured borrowings	39,594	39,560
Acceptances	10,879	9,649
Cash collateral on securities lent	3,611	1,824
Obligations related to securities sold under repurchase agreements	57,718	54,617
Other liabilities	15,552	15,282
Subordinated indebtedness	5,653	5,712
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	29,291	30,508
Obligations related to securities sold short	21,815	15,963
Other liabilities	120	133
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	7,724	2,559
Business and government	10,201	9,880
Secured borrowings	1,010	591
Obligations related to securities sold under repurchase agreements	6,915	17,036
Other liabilities	7	9
Carrying value [member]
Deposits
Personal	210,683	202,152
Business and government	332,974	311,426
Bank	18,708	17,011
Secured borrowings	40,604	40,151
Derivative instruments	29,291	30,508
Acceptances	10,879	9,649
Obligations related to securities sold short	21,815	15,963
Cash collateral on securities lent	3,611	1,824
Obligations related to securities sold under repurchase agreements	64,633	71,653
Other liabilities	15,679	15,424
Subordinated indebtedness	5,653	5,712
Financial liabilities at fair value through trading [member]
Deposits
Bank	18,708
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	50,296	62,518
Securities	157,969	149,599
Cash collateral on securities borrowed	13,296	8,547
Securities purchased under resale agreements	62,910	65,595
Loans
Residential mortgages	245,465	222,920
Personal	40,452	41,452
Credit card	10,353	10,722
Business and government	142,928	134,097
Derivative instruments	34,360	32,730
Customers' liability under acceptances	10,817	9,606
Other assets	18,617	15,940
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	491	553
Loans
Residential mortgages	719	2,118
Personal	28	62
Business and government	101	229
Financial liabilities at fair value [member]
Deposits
Personal	210,806	202,345
Business and government	334,159	312,279
Bank		17,011
Secured borrowings	41,070	40,586
Derivative instruments	29,291	30,508
Acceptances	10,879	9,649
Obligations related to securities sold short	21,815	15,963
Cash collateral on securities lent	3,611	1,824
Obligations related to securities sold under repurchase agreements	64,633	71,653
Other liabilities	15,679	15,424
Subordinated indebtedness	5,929	5,993
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	123	193
Business and government	1,185	853
Secured borrowings	466	435
Subordinated indebtedness	$ 276	$ 281